Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	$ 1,940	$ (9,144)	$ 2,179	$ (9,675)
Total realized gain (loss) on derivative financial instruments	0	433	0	156
Gain on derivative financial instruments	1,389	409	1,446	213
Gain (loss) on derivative instruments	1,389	842	1,446	369
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	449	543	627	(19)
Total realized gain (loss) on derivative financial instruments	(549)	288	(681)	366
Gain (loss) on derivative financial instruments not accounted for as hedges	(100)	831	(54)	347
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	449	398	627	398
Total realized gain (loss) on derivative financial instruments	(549)	0	(681)	(207)
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	0	145	0	(417)
Total realized gain (loss) on derivative financial instruments	0	288	0	573
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation	$ 1,489	$ 11	$ 1,500	$ 22